Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Reporting Entity and Segments

Reporting Entity and Segments

In the first quarter of 2015, HealthStream, Inc. (the “Company”) changed its reportable operating segments and created a new business segment, HealthStream Provider Solutions. The 2014, 2013, and 2012 financial information included herein has been recast to conform to the 2015 business segment presentation by including Sy.Med within the HealthStream Provider Solutions segment as further described in Note 8, “Business Segments.”

The Company was incorporated in 1990 as a Tennessee corporation and is headquartered in Nashville, Tennessee. We operate our business in three segments: HealthStream Workforce Solutions, HealthStream Patient Experience Solutions, and HealthStream Provider Solutions. Our Workforce products consist of SaaS-based services and subscription-based solutions to meet the ongoing training, certification, assessment and development needs of the healthcare community. These solutions provide, deliver and track computer based education for our customers in the United States through our software-as-a-service (SaaS) model. HealthStream Patient Experience products offer healthcare organizations a wide range of quality and satisfaction surveys, consulting services, analyses of survey results, and other research-based services. HealthStream Provider Solutions products offer healthcare organizations software applications for administering and tracking provider credentialing, privileging, call center and enrollment.

Recognition of Revenue

Recognition of Revenue

Revenues are derived from providing services through our SaaS-based workforce development platform products, courseware subscriptions, provision of survey and research services, professional services, content maintenance, custom courseware development and other education and training services.

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when persuasive evidence of an arrangement exists, prices are fixed or determinable, services and products are provided to the customer and collectability is probable or reasonably assured.

Revenue recognized from software and other arrangements is allocated to each element of the arrangement based on the relative fair values of the elements. While elements include software products and post contract customer support, the fair value of each element is based on vendor specific objective evidence (VSOE). If fair value cannot be determined for each element of the arrangement, all revenue from the arrangement is deferred until fair value can be determined or until all elements of the arrangement are delivered and customer acceptance has occurred. Sales of the Company’s SaaS-based workforce development platform products include customer support, implementation services, and training; therefore all revenues are deferred until the SaaS-based product is implemented, at which time revenues are recognized ratably over the subscription service period. In the event that circumstances occur, which give rise to uncertainty regarding the collectibility of contracted amounts, revenue recognition is suspended until such uncertainty is resolved. Fees for these services are billed on either a monthly, quarterly, or annual basis.

Revenues derived from the delivery of services through the Company’s SaaS-based workforce development platform products and courseware subscriptions are recognized ratably over the term of the subscription service agreement or over the historical usage period, if usage typically differs from the subscription period. Other training revenues are generally recognized upon the completion of training.

Revenues derived from the license of installed software products are recognized upon shipment or installation of the software, when VSOE of the fair value of the software license can be established. Software support and maintenance revenues are recognized ratably over the term of the related agreement.

Revenues recognized from the Company’s survey and research services are determined using both the proportional performance method and the completed contract method. Revenues are generally earned over the estimated survey cycle, which typically ranges from less than one month to up to five months. The survey cycle is generally initiated based on the receipt of the first survey response and runs through provision of related survey reports to the customer. If survey results are not available to the customer during the survey fielding cycle, revenues are recognized at time of report delivery. Revenues for coaching and consulting engagements are recognized using the proportional performance method over the term of the underlying contract. Fees for survey services are billed upon initiation of the survey cycle, with progress billings made throughout the survey cycle. Fees for coaching and consulting engagements are billed upon initiation of the engagement with progress billings throughout the term of the contract.

Revenues from professional services, content maintenance, and custom courseware development services are recognized using a percentage of completion method based on labor hours, which correspond to the completion of performance milestones and deliverables. All other revenues are recognized as the related services are performed or products are delivered. Fees for these services are generally billed at project initiation and upon completion of various milestones.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly-owned. All inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates and such differences could be material to the consolidated financial statements.

Cash Equivalents	Cash Equivalents The Company considers cash equivalents to be unrestricted, highly liquid investments with initial maturities of less than three months.
Marketable Securities

Marketable Securities

Marketable securities are classified as available for sale and are stated at fair market value, with the unrealized gains and losses, net of tax, reported in other comprehensive income (loss) on the accompanying consolidated balance sheets. Realized gains and losses and declines in market value judged to be other than temporary on investments in marketable securities are included in interest and other income on the accompanying consolidated statements of income. The cost of securities sold is based on the specific identification method. Interest and dividends on securities classified as available for sale are included in other income (expense) on the accompanying consolidated statements of income. Premiums and discounts are amortized over the life of the related available for sale security as an adjustment to yield using the effective interest method.

Accounts Receivable-Unbilled

Accounts Receivable-Unbilled

Accounts receivable-unbilled represents the following: 1) revenue earned and recognized on contracts accounted for using the proportional performance method for which invoices have not been generated or contractual billing dates have not been reached; and 2) the difference between billings for contracts containing escalated pricing over the term of the agreement and the recognition of revenue ratably over the subscription period.

Deferred Revenue

Deferred Revenue

Deferred revenue represents amounts, which have been billed or collected in advance of revenue recognition, and is recognized as the revenue recognition criteria are met. The Company typically invoices customers in quarterly, bi-annual, or annual installments, and occasionally customers will pay for multi-year contracts in advance.

Prepaid Royalties

Prepaid Royalties

Prepaid royalties represents advance payments associated with the sale of third party products, such as courseware subscriptions. Royalties are typically paid in advance at the commencement of the revenue cycle, or periodically throughout the revenue cycle, such as quarterly, bi-annual, or annual installments. Royalty payments are amortized over the term of the underlying contracts, which generally range from 12 to 36 months, in order to match the direct royalty costs to the same period the subscription revenue is recognized. Amortization of royalties is included under the caption “cost of revenues (excluding depreciation and amortization)” in the accompanying consolidated statements of income.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company estimates its allowance for doubtful accounts using a specific identification method. Management determines the allowance for doubtful accounts on a case-by-case basis, based on the facts and circumstances surrounding each potentially uncollectible receivable. An allowance is also maintained for accounts that are not specifically identified that may become uncollectible in the future. Uncollectible receivables are written-off in the period management believes it has exhausted every opportunity to collect payment from the customer. Bad debt expense is recorded when events or circumstances indicate an additional allowance is required based on the Company’s specific identification approach.

Changes in the allowance for doubtful accounts and the amounts charged to bad debt expense for the years ended December 31, were as follows (in thousands):

	Allowance Balance at Beginning of Period	Charged to Costs and Expenses	Write-offs	Allowance Balance at End of Period
2014	$211	$237	$(117)	$331
2013	$142	$115	$(46)	$211
2012	$149	$120	$(127)	$142

Capitalized Software Development

Capitalized Software Development

Capitalized software development is stated on the basis of cost, and is presented net of accumulated amortization. The Company capitalizes costs incurred during the software development phase for projects when such costs are material. These assets are amortized using the straight-line method, generally ranging between one to five years. The Company capitalized approximately $5.7 million and $4.3 million during 2014 and 2013, respectively. Maintenance and operating costs are expensed as incurred. As of December 31, 2014 and 2013, there were no capitalized internal development costs for computer software developed for resale.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. The fair value hierarchy prioritizes the inputs to valuation techniques used in measuring fair value. There are three levels to the fair value hierarchy based on the reliability of inputs, as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	–	Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3	–	Unobservable inputs in which little or no market data exists, therefore requiring the Company to develop its own assumptions.

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires significant judgments to be made by the Company.

At December 31, 2014, the fair value measurement amounts for assets consisted of marketable securities which are classified as available for sale. The carrying amounts reported in the consolidated balance sheets approximate the fair value of the Company’s marketable securities based on quoted market prices or alternative pricing sources and models utilizing market observable inputs. At December 31, 2014 and 2013, the Company did not have any financial liabilities that were subject to fair value measurements.

Property and Equipment

Property and Equipment

Property and equipment are stated on the basis of cost. Depreciation and amortization are provided on the straight-line method over the following estimated useful lives, except for assets under capital leases and leasehold improvements, which are amortized over the shorter of the estimated useful life or their respective lease term. Depreciation and amortization of property and equipment totaled $4.1 million and $3.3 million for the years ended December 31, 2014 and 2013, respectively.

Years
Furniture and fixtures	5-10
Equipment	3-5

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of purchase price over fair value of net tangible assets acquired. The Company evaluates goodwill for impairment at the reporting unit level by assessing whether it is more likely than not that the fair value of a reporting unit exceeds its carrying value. If this assessment concludes that is more likely than not that the fair value of a reporting unit exceeds its carrying value, then goodwill is not considered impaired and no further impairment testing is required. Conversely, if the assessment concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, a goodwill impairment test is performed to compare the fair value of the reporting unit to its carrying value. The Company determines fair value of the reporting units using both income and market based models. The Company will perform its goodwill impairment test whenever events or changes in facts or circumstances indicate that impairment may exist, and at least annually during the fourth quarter.

As of December 31, 2014 intangible assets with remaining unamortized balances include contract rights and customer relationships, internally-developed technology and patents, non-competition agreements, and trade names. These intangible assets are considered to have definite useful lives and are being amortized on a straight line basis over periods typically ranging between five and ten years. The weighted average amortization period for definite lived intangible assets as of December 31, 2014 was 8.7 years. Intangible assets are reviewed for impairment whenever events or changes in facts or circumstances indicate that the carrying amount of the assets may not be recoverable. There were no impairments identified or recorded for the years ended December 31, 2014, 2013, or 2012.

Long-Lived Assets

Long-Lived Assets

Long-lived assets to be held for use are reviewed for events or changes in facts and circumstances, both internally and externally, which may indicate that an impairment of long-lived assets held for use is present. The Company measures any impairment using observable market values or discounted future cash flows from the related long-lived assets. The cash flow estimates and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation. Management periodically evaluates whether the carrying value of long-lived assets, including property and equipment, capitalized software development, other assets and intangible assets will be recoverable. There were no impairments identified or recorded for the years ended December 31, 2014, 2013, or 2012.

Non-Marketable Equity Investments

Non-Marketable Equity Investments

Non-marketable equity investments are accounted for using the equity method when the Company can exercise significant influence over the investee. Investments for which the Company is not able to exercise significant influence over the investee are accounted for under the cost method. The proportionate share of income or loss from equity method investments are recorded under the caption “other income, net” in the accompanying consolidated statements of income.

Financial Instruments

Financial Instruments

The Company has financial instruments, including cash and cash equivalents, accounts receivable, accounts receivable-unbilled, accounts payable, accrued liabilities, and deferred revenue. The carrying amounts of these financial instruments approximate fair value because of the short term maturity or short term nature of such instruments. Marketable securities approximate fair value based on quoted market prices, see Note 4.

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method, whereby deferred tax assets and liabilities are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities measured at tax rates that will be in effect for the year in which the differences are expected to affect taxable income. Management evaluates all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance is needed. Future realization of the tax benefit of an existing deductible temporary difference or carryforward ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryback or carryforward period available under the tax law. There are four possible sources of taxable income that may be available under the tax law to realize a tax benefit for deductible temporary differences and carryforwards: 1) future reversals of existing taxable temporary differences, 2) future taxable income exclusive of reversing temporary differences and carryforwards, 3) taxable income in prior carryback year(s) if carryback is permitted under the tax law, and 4) tax-planning strategies that would, if necessary, be implemented to realize deductible temporary differences or carryforwards prior to their expiration. Management reviews the realizability of its deferred tax assets each reporting period to identify whether any significant changes in circumstances or assumptions have occurred that could materially affect the realizability of deferred tax assets. As of December 31, 2014, the Company had established a valuation allowance of $0.4 million for the portion of its net deferred tax assets that are not more likely than not expected to be realized.

The Company accounts for income tax uncertainties using a more-likely-than-not recognition threshold based on the technical merits of the tax position taken. Tax positions that meet the more-likely-than-not recognition threshold are measured in order to determine the tax benefit to be recognized in the financial statements. The Company expenses any penalties or interest associated with tax obligations as general and administrative expenses and interest expense, respectively.

Advertising

Advertising

The Company expenses the costs of advertising as incurred. Advertising expense for the years ended December 31, 2014, 2013, and 2012 was approximately $663,000, $408,000, and $349,000, respectively.

Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs that are associated with our products and services are included in cost of revenues.
Earnings Per Share

Earnings Per Share

Basic earnings per share is computed by dividing the net income available to common shareholders for the period by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares, composed of incremental common shares issuable upon the exercise of stock options, are included in diluted net income per share to the extent these shares are dilutive. Common equivalent shares that have an anti-dilutive effect on diluted net income per share have been excluded from the calculation of diluted weighted average shares outstanding for the years ended December 31, 2014, 2013, and 2012.

Concentrations of Credit Risk and Significant Customers

Concentrations of Credit Risk and Significant Customers

The Company places its temporary excess cash investments in high quality, short-term money market instruments. At times, such investments may be in excess of the FDIC insurance limits.

The Company sells its products and services to various companies in the healthcare industry that are located in the United States. We perform ongoing credit evaluations of our customers’ financial condition and generally require no collateral from customers. The Company did not have any single customer representing over 10% of net revenues during 2014, 2013, or 2012.

Stock Based Compensation

Stock Based Compensation

As of December 31, 2014, the Company maintains two stock based compensation plans, which are described in Note 10. The Company accounts for stock based compensation using the fair-value based method for costs related to share-based payments, including stock options and restricted share units. The Company uses the Black Scholes option pricing model for calculating the fair value of option awards issued under its stock based compensation plan. The Company measures compensation cost of restricted share units based on the closing fair market value of the Company’s stock on the date of grant. Stock based compensation cost is measured at the grant date, based on the fair value of the award that is ultimately expected to vest, and is recognized as an expense over the requisite service period. The Company recognizes tax benefits from stock based compensation if an excess tax benefit is realized. Excess tax benefits are recorded as an increase to common stock when realized.

Newly Issued Accounting Standards

Newly Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific revenue recognition guidance throughout the Industry Topics of the Accounting Standards Codification. The updated guidance states that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also provides for additional disclosures with respect to revenues and cash flows arising from contracts with customers. The standard will be effective for the first interim period within annual reporting periods beginning after December 15, 2016, and early adoption is not permitted. The Company is currently reviewing this standard to assess the impact on its future consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40); Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management of the Company to evaluate whether there is substantial doubt about the Company’s ability to continue as a going concern. The standard will be effective for the annual reporting period ending after December 15, 2016, with early adoption permitted. The Company does not expect the adoption of the standard to have a material impact on the Company’s consolidated financial statements.